CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 7,575	$ 2,883
Short-term investments	1,534	2,812
Accounts receivable, net	313	283
Loans and interest receivable, net of allowances of $172 in 2018 and $129 in 2017	2,532	1,314
Loans and interest receivable, held for sale	0	6,398
Funds receivable and customer accounts	20,062	18,242
Prepaid expenses and other current assets	947	713
Total current assets	32,963	32,645
Long-term investments	971	1,961
Property and equipment, net	1,724	1,528
Goodwill	6,284	4,339
Intangible assets, net	825	168
Other assets	565	133
Total assets	43,332	40,774
Current liabilities:
Accounts payable	281	257
Notes payable	1,998	1,000
Funds payable and amounts due to customers	21,562	19,742
Accrued expenses and other current liabilities	2,002	1,781
Income taxes payable	61	83
Total current liabilities	25,904	22,863
Deferred tax liability and other long-term liabilities	2,042	1,917
Total liabilities	27,946	24,780
Commitments and contingencies (Note 13)
Equity:
Common stock, $0.0001 par value; 4,000 shares authorized; 1,174 and 1,200 shares outstanding as of December 31, 2018 and 2017, respectively	0	0
Treasury stock at cost, 91 and 47 shares as of December 31, 2018 and 2017, respectively	(5,511)	(2,001)
Additional paid-in-capital	14,939	14,314
Retained earnings	5,880	3,823
Accumulated other comprehensive income (loss)	78	(142)
Total equity	15,386	15,994
Total liabilities and equity	$ 43,332	$ 40,774